MARKETING, ADMINISTRATIVE AND GENERAL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Marketing Administrative And General Expenses Tables
Schedule of Marketing Administrative And General Expenses

	Year ended December 31,
	2017	2016
	$ in thousand

Payroll	43	9
Professional fees	324	244
Travels	93	33
Director fees*	37	22
Insurance	14	22
Other	236	11
	747	341

*Including share based compensation expenses.